Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 93,186	$ 17,036	$ 472,697
Accounts receivable	13,675	7,217	18,212
Inventory	3,464	3,464	3,464
Marketable securities		0	2,955
Note receivable	0	1,100,000	0
Other receivable		0	475,000
Prepaid expenses and other current assets	44,090	44,880	35,161
Total current assets	154,415	1,172,597	1,007,489
Long term assets:
Right of use lease	238,598	287,783	344,370
Investments	8,424,000	8,424,000	8,424,000
Total long term assets	8,664,173	8,718,093	8,820,651
Total assets	8,818,588	9,890,690	9,828,140
Current liabilities:
Accounts payable	1,583,552	1,629,803	842,404
Accrued interest	77,325	1,613	1,613
Unearned subscriptions	515,550	928,203	1,295,514
Lease liability right of use, current	72,034	65,389	64,818
Senior secured debenture, net of issuance costs	1,347,889	0
Convertible note payable	164,000	0
Note payable	100,000	10,592	28,064
Merchant cash advance	0	187,921	0
Total current liabilities	3,860,350	4,267,710	2,232,413
Long term liabilities:
Note payable		0	11,550
Lease liability right of use, long term	174,093	228,785	287,417
Total long term liabilities	174,093	228,785	298,967
Commitments and contingencies	0	0	0
Stockholders’ equity
Common stock	3,962	3,538	3,223
Common stock payable		0	0
Treasury stock	(40)	0	(27,650)
Additional paid in capital	30,552,080	28,343,505	26,802,808
Accumulated deficit	(25,775,127)	(22,956,118)	(19,484,891)
Total stockholders’ equity	4,784,145	5,394,195	7,296,760
Total liabilities and stockholders’ equity	8,818,588	9,890,690	9,828,140
Nonrelated Party
Current liabilities:
Advances payable	0	50,000	0
Related Party
Current liabilities:
Advances payable	0	101,189	0
Evtec
Current liabilities:
Evtec advances payable	0	1,293,000	0
Machinery and Equipment
Long term assets:
Property and equipment, net	1,575	6,310	52,281
Undesignated Preferred Stock
Stockholders’ equity
Preferred stock value	0	0	0
Series A Preferred Stock
Stockholders’ equity
Preferred stock value	3,270	3,270	3,270
Series B Preferred Stock
Stockholders’ equity
Preferred stock value	$ 0	$ 0	$ 0